ANNUAL REPORT
DECEMBER 31, 1997









                           THE TRAVELERS FUND BD II
                            FOR VARIABLE ANNUITIES








[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997


ASSETS:
   Investments in eligible funds at market value:
     Travelers Series Fund Inc., 57,523,433 shares (cost $484,268,916) ..............        $548,663,720
     The Travelers Series Trust, 2,057,916 shares (cost $24,142,052)  ...............          25,847,424
     Greenwich Street Series Fund, 4,020,841 shares (cost $63,997,071)  .............          70,847,226
     Smith Barney Concert Allocation Series Inc., 1,463,310 shares (cost $15,797,172)          16,327,070

         Total Investments (cost $588,205,211) ......................................                            $661,685,440

   Receivables:
     Dividends ......................................................................                                  55,325
     Purchase payments and transfers from other Travelers accounts ..................                               8,265,175
   Other assets .....................................................................                                     316
                                                                                                                 ------------

       Total Assets .................................................................                             670,006,256
                                                                                                                 ------------

LIABILITIES:
   Payable for contract surrenders and transfers to other Travelers accounts ........                               7,462,710
   Accrued liabilities ..............................................................                                  43,471
                                                                                                                 ------------

       Total Liabilities ............................................................                               7,506,181
                                                                                                                 ------------

NET ASSETS: .........................................................................                            $662,500,075
                                                                                                                 ============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME:
   Dividends ...........................................                                 $   4,719,028

EXPENSES:
   Insurance charges ...................................        $   4,591,948
   Administrative fees .................................              668,938
                                                                -------------

     Total expenses ....................................                                     5,260,886
                                                                                         -------------

       Net investment loss .............................                                      (541,858)
                                                                                         -------------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENTS:
   Realized gain from investment transactions:
     Proceeds from investments sold ....................          236,812,432
     Cost of investments sold ..........................          233,076,182
                                                                -------------

       Net realized gain ...............................                                     3,736,250

   Change in unrealized gain on investments:
     Unrealized gain at December 31, 1996 ..............           13,880,806
     Unrealized gain at December 31, 1997 ..............           73,480,229
                                                                -------------

       Net change in unrealized gain for the year ......                                    59,599,423
                                                                                         -------------

         Net realized gain and change in unrealized gain                                    63,335,673
                                                                                         -------------

   Net increase in net assets resulting from operations                                  $  62,793,815
                                                                                         =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                1997                  1996
                                                                                ----                  ----
OPERATIONS:
   Net investment income (loss) ....................................        $    (541,858)        $   4,583,320
   Net realized gain from investment transactions ..................            3,736,250               598,325
   Net change in unrealized gain (loss) on investments .............           59,599,423            14,005,980
                                                                            -------------         -------------

     Net increase in net assets resulting from operations ..........           62,793,815            19,187,625
                                                                            -------------         -------------

UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 212,510,724 and 182,948,181 units, respectively)          305,552,932           226,873,244
   Participant transfers from other Travelers accounts
     (applicable to 304,613,637 and 55,121,934 units, respectively)           370,995,750            65,242,361
   Administrative charges
     (applicable to 49,225 and 15,382 units, respectively) .........              (76,062)              (18,946)
   Contract surrenders
     (applicable to 7,258,742 and 1,897,753 units, respectively) ...          (10,937,049)           (2,337,255)
   Participant transfers to other Travelers accounts
     (applicable to 285,276,584 and 50,981,143 units, respectively)          (331,281,698)          (55,932,256)
   Other payments to participants
     (applicable to 2,772,990 and 810,905 units, respectively) .....           (3,790,797)           (1,058,035)
                                                                            -------------         -------------

       Net increase in net assets resulting from unit transactions .          330,463,076           232,769,113
                                                                            -------------         -------------

         Net increase in net assets ................................          393,256,891           251,956,738

NET ASSETS:
   Beginning of year ...............................................          269,243,184            17,286,446
                                                                            -------------         -------------

   End of year .....................................................        $ 662,500,075         $ 269,243,184
                                                                            =============         =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD II for Variable Annuities ("Fund BD II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Fund BD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Fund BD II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Fund BD II are:
Alliance Growth Portfolio, Van Kampen American Capital Enterprise Portfolio, TBC Managed Income Portfolio, G.T. Global Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, Smith Barney Pacific Basin Portfolio, MFS Total Return Portfolio, and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; MFS Emerging Growth Portfolio of The Travelers Series Trust; Total Return Portfolio of Greenwich Street Series Fund (formerly Smith Barney Series
Fund); and Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc. Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc. are incorporated under Maryland law. The Travelers Series Trust and Greenwich Street Series Fund are registered as Massachusetts business trusts. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund BD II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD II. Fund BD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $568,123,809 and $236,812,432, respectively, for the year ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $588,205,211 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $76,194,239. Gross unrealized depreciation for all investments at December 31, 1997 was $2,714,010.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. For contracts with a standard death benefit provision, these charges are equivalent to 1.02% of the average net assets of Fund BD II on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.30% of the average net assets of Fund BD II on an annual basis.

Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Fund BD II on an annual basis.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date. Contract surrender payments include $217,306 and $26,151 of contingent deferred sales charges for the years ended December 31, 1997 and 1996, respectively.

4.  NET CONTRACT OWNERS' EQUITY


                                                                         DECEMBER 31, 1997
                                                            ACCUMULATION          UNIT             NET
                                                               UNITS              VALUE           ASSETS
                                                               -----              -----           ------
TRAVELERS SERIES FUND INC
   Alliance Growth Portfolio
     Standard .....................................          47,935,239          $ 2.276       $109,109,519
     Enhanced .....................................           8,482,408            2.254         19,117,414
   Van Kampen American Capital Enterprise Portfolio
     Standard .....................................          24,635,450            2.103         51,814,773
     Enhanced .....................................           4,384,826            2.083          9,131,702
   TBC Managed Income Portfolio
     Standard .....................................           4,488,528            1.261          5,658,877
     Enhanced .....................................           1,001,269            1.248          1,249,997
   G.T. Global Strategic Income Portfolio
     Standard .....................................           5,016,054            1.397          7,006,562
     Enhanced .....................................             953,563            1.383          1,318,867
   Smith Barney High Income Portfolio
     Standard .....................................          21,213,238            1.463         31,027,036
     Enhanced .....................................           2,639,907            1.448          3,823,149
   Smith Barney International Equity Portfolio
     Standard .....................................          31,311,119            1.240         38,834,723
     Enhanced .....................................           4,871,826            1.228          5,982,887
   Smith Barney Income and Growth Portfolio
     Standard .....................................          27,117,422            1.913         51,863,526
     Enhanced .....................................           4,645,333            1.894          8,796,921
   Smith Barney Money Market Portfolio
     Standard .....................................          25,661,233            1.140         29,257,532
     Enhanced .....................................           2,416,650            1.129          2,728,197
   Putnam Diversified Income Portfolio
     Standard .....................................          19,504,257            1.332         25,984,875
     Enhanced .....................................           3,953,118            1.319          5,214,743
   Smith Barney Pacific Basin Portfolio
     Standard .....................................           5,124,475            0.700          3,584,968
     Enhanced .....................................             862,053            0.693            597,141
   MFS Total Return Portfolio
     Standard .....................................          34,927,831            1.648         57,566,200
     Enhanced .....................................           6,138,961            1.632         10,018,397
   AIM Capital Appreciation Portfolio
     Standard .....................................          48,942,401            1.206         59,021,877
     Enhanced .....................................           8,844,768            1.198         10,599,956

THE TRAVELERS SERIES TRUST
   MFS Emerging Growth Portfolio
     Standard .....................................          17,294,943            1.204         20,826,373
     Enhanced .....................................           4,255,983            1.200          5,108,293

GREENWICH STREET SERIES FUND
   Total Return Portfolio
     Standard .....................................          33,686,043            1.790         60,304,524
     Enhanced .....................................           5,975,192            1.775         10,604,186

SMITH BARNEY CONCERT ALLOCATION SERIES INC
   Select High Growth Portfolio
     Standard .....................................           2,656,918            1.090          2,894,856
     Enhanced .....................................             391,357            1.087            425,434
   Select Growth Portfolio
     Standard .....................................           3,396,120            1.099          3,733,000
     Enhanced .....................................           1,191,020            1.097          1,306,201
   Select Balanced Portfolio
     Standard .....................................           4,148,291            1.093          4,534,330
     Enhanced .....................................           1,788,610            1.091          1,950,633
   Select Conservative Portfolio
     Standard .....................................             863,063            1.108            955,967
     Enhanced .....................................             105,113            1.105            116,177
   Select Income Portfolio
     Standard .....................................             364,454            1.106            403,062
     Enhanced .....................................              24,647            1.104             27,200
                                                                                               ------------

Net Contract Owners' Equity .......................                                            $662,500,075
                                                                                               ============

5.  STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                                  NO. OF              MARKET
                                                                                    SHARES              VALUE
                                                                                    ------              -----
   TRAVELERS SERIES FUND INC. (82.9%)
     Alliance Growth Portfolio (Cost $101,511,528)                                 5,917,034        $128,103,779
     Van Kampen American Capital Enterprise Portfolio (Cost $50,600,654)           2,994,601          60,880,239
     TBC Managed Income Portfolio (Cost $6,475,449)                                  588,529           6,909,335
     G.T. Global Strategic Income Portfolio (Cost $7,878,432)                        650,051           8,294,655
     Smith Barney High Income Portfolio (Cost $32,187,580)                         2,585,924          34,858,251
     Smith Barney International Equity Portfolio (Cost $52,687,729)                3,895,323          50,249,661
     Smith Barney Income and Growth Portfolio (Cost $51,231,882)                   3,178,223          60,608,709
     Smith Barney Money Market Portfolio (Cost $24,531,613)                       24,531,613          24,531,613
     Putnam Diversified Income Portfolio (Cost $29,505,953)                        2,503,168          31,189,474
     Smith Barney Pacific Basin Portfolio (Cost $6,246,577)                          825,814           5,970,635
     MFS Total Return Portfolio (Cost $58,707,937)                                 4,229,489          67,502,647
     AIM Capital Appreciation Portfolio (Cost $62,703,582)                         5,623,664          69,564,722
                                                                                ------------        ------------
       Total (Cost $484,268,916)                                                  57,523,433         548,663,720
                                                                                ------------        ------------

   THE TRAVELERS SERIES TRUST (3.9%)
     MFS Emerging Growth Portfolio
       Total (Cost $24,142,052)                                                    2,057,916          25,847,424
                                                                                ------------        ------------

   GREENWICH STREET SERIES FUND (10.7%)
     Total Return Portfolio
       Total (Cost $63,997,071)                                                    4,020,841          70,847,226
                                                                                ------------        ------------

   SMITH BARNEY CONCERT ALLOCATION SERIES INC. (2.5%)
     Select High Growth Portfolio (Cost $3,213,308)                                  301,590           3,320,507
     Select Growth Portfolio (Cost $4,899,940)                                       449,284           5,027,487
     Select Balanced Portfolio (Cost $6,235,760)                                     579,322           6,488,408
     Select Conservative Portfolio (Cost $1,024,737)                                  94,592           1,060,378
     Select Income Portfolio (Cost $423,427)                                          38,522             430,290
                                                                                ------------        ------------
       Total (Cost $15,797,172)                                                    1,463,310          16,327,070
                                                                                ------------        ------------

TOTAL INVESTMENT OPTIONS (100%)
   (COST $588,205,211)                                                                              $661,685,440
                                                                                                    ============

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                                          VAN KAMPEN
                                                                                                       AMERICAN CAPITAL
                                                              ALLIANCE GROWTH PORTFOLIO              ENTERPRISE PORTFOLIO
                                                                 1997               1996             1997              1996
                                                                 ----               ----             ----              ----
INVESTMENT INCOME:
Dividends .............................................     $          --      $  1,749,884      $         --      $     65,661
                                                            -------------      ------------      ------------      ------------

EXPENSES:
Insurance charges .....................................           881,791           239,371           417,556           107,644
Administrative fees ...................................           124,597            33,611            59,444            15,377
                                                            -------------      ------------      ------------      ------------
      Net investment income (loss) ....................        (1,006,388)        1,476,902          (477,000)          (57,360)
                                                            -------------      ------------      ------------      ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................           732,086           115,510           232,006           179,400
    Cost of investments sold ..........................           553,312            97,909           161,526           156,110
                                                            -------------      ------------      ------------      ------------

      Net realized gain (loss) ........................           178,774            17,601            70,480            23,290
                                                            -------------      ------------      ------------      ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........         4,561,590           (42,615)        1,791,072           (18,558)
    Unrealized gain (loss) end of year ................        26,592,251         4,561,590        10,279,585         1,791,072
                                                            -------------      ------------      ------------      ------------

      Net change in unrealized gain (loss) for the year        22,030,661         4,604,205         8,488,513         1,809,630
                                                            -------------      ------------      ------------      ------------

Net increase (decrease) in net assets
      resulting from operations .......................        21,203,047         6,098,708         8,081,993         1,775,560
                                                            -------------      ------------      ------------      ------------



UNIT TRANSACTIONS:
Participant purchase payments .........................        47,077,956        34,649,407        25,093,955        16,501,913
Participant transfers from other Travelers accounts ...        18,767,525         7,299,315         8,649,103         2,552,870
Administrative charges ................................           (16,453)           (3,897)           (6,057)           (1,313)
Contract surrenders ...................................        (1,971,086)         (387,974)       (1,128,220)         (141,838)
Participant transfers to other Travelers accounts .....        (5,373,999)       (1,038,182)       (1,045,309)         (587,799)
Other payments to participants ........................          (755,258)         (147,805)         (198,607)          (87,345)
                                                            -------------      ------------      ------------      ------------

    Net increase in net assets resulting
      from unit transactions ..........................        57,728,685        40,370,864        31,364,865        18,236,488
                                                            -------------      ------------      ------------      ------------

      Net increase in net assets ......................        78,931,732        46,469,572        39,446,858        20,012,048



NET ASSETS:
    Beginning of year .................................        49,295,201         2,825,629        21,499,617         1,487,569
                                                            -------------      ------------      ------------      ------------

    End of year .......................................     $ 128,226,933      $ 49,295,201      $ 60,946,475      $ 21,499,617
                                                            =============      ============      ============      ============






                                                                    TBC MANAGED
                                                                  INCOME PORTFOLIO
                                                                1997            1996
                                                                ----            ----
INVESTMENT INCOME:
Dividends .............................................     $        --      $   144,329
                                                            -----------      -----------

EXPENSES:
Insurance charges .....................................          49,769           20,601
Administrative fees ...................................           7,098            2,972
                                                            -----------      -----------
      Net investment income (loss) ....................         (56,867)         120,756
                                                            -----------      -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................         420,772          443,906
    Cost of investments sold ..........................         413,801          463,432
                                                            -----------      -----------

      Net realized gain (loss) ........................           6,971          (19,526)
                                                            -----------      -----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........         (21,610)         (13,530)
    Unrealized gain (loss) end of year ................         433,886          (21,610)
                                                            -----------      -----------

      Net change in unrealized gain (loss) for the year         455,496           (8,080)
                                                            -----------      -----------

Net increase (decrease) in net assets
      resulting from operations .......................         405,600           93,150
                                                            -----------      -----------



UNIT TRANSACTIONS:
Participant purchase payments .........................       2,833,792        3,072,427
Participant transfers from other Travelers accounts ...         925,966          349,692
Administrative charges ................................            (719)            (212)
Contract surrenders ...................................         (94,062)         (12,989)
Participant transfers to other Travelers accounts .....        (486,399)        (491,338)
Other payments to participants ........................         (45,750)              --
                                                            -----------      -----------

    Net increase in net assets resulting
      from unit transactions ..........................       3,132,828        2,917,580
                                                            -----------      -----------

      Net increase in net assets ......................       3,538,428        3,010,730



NET ASSETS:
    Beginning of year .................................       3,370,446          359,716
                                                            -----------      -----------

    End of year .......................................     $ 6,908,874      $ 3,370,446
                                                            ===========      ===========

      G.T. GLOBAL STRATEGIC                              SMITH BARNEY                                SMITH BARNEY
        INCOME PORTFOLIO                            HIGH INCOME PORTFOLIO                    INTERNATIONAL EQUITY PORTFOLIO
   1997                   1996                  1997                    1996                  1997                     1996
   ----                   ----                  ----                    ----                  ----                     ----
$        --           $   239,292           $         --           $    625,383           $          --           $     22,493
-----------           -----------           ------------           ------------           -------------           ------------


     60,882                14,195                213,529                 54,325                 306,167                107,608
      8,670                 1,970                 30,465                  7,674                  54,224                 16,122
-----------           -----------           ------------           ------------           -------------           ------------
    (69,552)              223,127               (243,994)               563,384                (360,391)              (101,237)
-----------           -----------           ------------           ------------           -------------           ------------




    250,620                12,114                377,090                118,732              74,413,842              4,446,920
    218,454                11,608                344,965                118,637              70,693,976              3,960,097
-----------           -----------           ------------           ------------           -------------           ------------

     32,166                   506                 32,125                     95               3,719,866                486,823
-----------           -----------           ------------           ------------           -------------           ------------


     33,836                (1,453)               138,086                (21,008)                754,036                 20,347
    416,223                33,836              2,670,671                138,086              (2,438,068)               754,036
-----------           -----------           ------------           ------------           -------------           ------------

    382,387                35,289              2,532,585                159,094              (3,192,104)               733,689
-----------           -----------           ------------           ------------           -------------           ------------


    345,001               258,922              2,320,716                722,573                 167,371              1,119,275
-----------           -----------           ------------           ------------           -------------           ------------




  4,062,420             2,320,799             19,554,203              9,279,640              16,944,027             17,392,360
  1,319,922               331,095              3,746,308              1,222,919             104,954,168             10,287,941
       (653)                 (164)                (2,715)                  (580)                 (6,694)                (1,790)
   (120,207)              (13,081)              (506,524)               (76,933)               (641,705)              (168,200)
   (215,137)               (6,536)            (1,479,106)              (462,926)            (99,450,511)            (6,285,736)
    (82,404)                   --                (67,720)               (65,308)               (182,508)              (104,568)
-----------           -----------           ------------           ------------           -------------           ------------


  4,963,941             2,632,113             21,244,446              9,896,812              21,616,777             21,120,007
-----------           -----------           ------------           ------------           -------------           ------------

  5,308,942             2,891,035             23,565,162             10,619,385              21,784,148             22,239,282




  3,016,487               125,452             11,285,023                665,638              23,033,462                794,180
-----------           -----------           ------------           ------------           -------------           ------------

$ 8,325,429           $ 3,016,487           $ 34,850,185           $ 11,285,023           $  44,817,610           $ 23,033,462
===========           ===========           ============           ============           =============           ============





        SMITH BARNEY INCOME
        AND GROWTH PORTFOLIO
    1997                   1996
    ----                   ----
$         --           $    455,102
------------           ------------


     401,449                 97,155
      56,935                 13,920
------------           ------------
    (458,384)               344,027
------------           ------------




     542,887                 82,485
     399,665                 69,287
------------           ------------

     143,222                 13,198
------------           ------------


   1,308,970                  1,435
   9,376,827              1,308,970
------------           ------------

   8,067,857              1,307,535
------------           ------------


   7,752,695              1,664,760
------------           ------------




  25,405,607             15,205,943
  10,329,030              3,567,741
      (5,831)                (1,280)
  (1,199,451)              (178,977)
  (2,080,124)              (444,378)
    (172,269)              (140,840)
------------           ------------


  32,276,962             18,008,209
------------           ------------

  40,029,657             19,672,969




  20,630,790                957,821
------------           ------------

$ 60,660,447           $ 20,630,790
============           ============

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)


                                                                     SMITH BARNEY                           PUTNAM
                                                                 MONEY MARKET PORTFOLIO           DIVERSIFIED INCOME PORTFOLIO
                                                                 1997              1996              1997              1996
                                                                 ----              ----              ----              ----
INVESTMENT INCOME:
Dividends .............................................     $   1,460,052      $    734,489      $         --      $    775,071
                                                            -------------      ------------      ------------      ------------

EXPENSES:
Insurance charges .....................................           309,270           161,431           227,383            77,461
Administrative fees ...................................            44,027            22,917            32,184            11,041
                                                            -------------      ------------      ------------      ------------
      Net investment income (loss) ....................         1,106,755           550,141          (259,567)          686,569
                                                            -------------      ------------      ------------      ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................       129,557,007        22,760,375           454,711           361,079
    Cost of investments sold ..........................       129,557,007        22,760,375           450,698           356,390
                                                            -------------      ------------      ------------      ------------

      Net realized gain (loss) ........................                --                --             4,013             4,689
                                                            -------------      ------------      ------------      ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........                --                --            11,889           (29,630)
    Unrealized gain (loss) end of year ................                --                --         1,683,521            11,889
                                                            -------------      ------------      ------------      ------------

      Net change in unrealized gain (loss) for the year                --                --         1,671,632            41,519
                                                            -------------      ------------      ------------      ------------

Net increase (decrease) in net assets
      resulting from operations .......................         1,106,755           550,141         1,416,078           732,777
                                                            -------------      ------------      ------------      ------------



UNIT TRANSACTIONS:
Participant purchase payments .........................        37,218,989        44,038,947        13,450,688        12,719,514
Participant transfers from other Travelers accounts ...       144,063,574        16,886,657         3,933,503         1,427,681
Administrative charges ................................            (2,414)             (945)           (3,655)           (1,014)
Contract surrenders ...................................          (918,683)         (461,230)         (514,487)         (283,811)
Participant transfers to other Travelers accounts .....      (176,681,199)      (36,332,462)       (1,811,753)         (827,078)
Other payments to participants ........................          (580,295)         (277,845)         (134,175)          (15,839)
                                                            -------------      ------------      ------------      ------------

    Net increase in net assets resulting
      from unit transactions ...........................         3,099,972        23,853,122        14,920,121        13,019,453
                                                            -------------      ------------      ------------      ------------

      Net increase in net assets ......................         4,206,727        24,403,263        16,336,199        13,752,230



NET ASSETS:
    Beginning of year .................................        27,779,002         3,375,739        14,863,419         1,111,189
                                                            -------------      ------------      ------------      ------------

    End of year .......................................     $  31,985,729      $ 27,779,002      $ 31,199,618      $ 14,863,419
                                                            =============      ============      ============      ============




                                                                      SMITH BARNEY
                                                                PACIFIC BASIN PORTFOLIO
                                                                1997               1996
                                                                ----               ----
INVESTMENT INCOME:
Dividends .............................................     $         --      $    19,513
                                                            ------------      -----------

EXPENSES:
Insurance charges .....................................              158           17,947
Administrative fees ...................................            6,618            2,375
                                                            ------------      -----------
      Net investment income (loss) ....................           (6,776)            (809)
                                                            ------------      -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................       26,053,417        7,758,018
    Cost of investments sold ..........................       27,025,264        7,712,954
                                                            ------------      -----------

      Net realized gain (loss) ........................         (971,847)          45,064
                                                            ------------      -----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........           53,691            1,836
    Unrealized gain (loss) end of year ................         (275,942)          53,691
                                                            ------------      -----------

      Net change in unrealized gain (loss) for the year         (329,633)          51,855
                                                            ------------      -----------

Net increase (decrease) in net assets
      resulting from operations .......................       (1,308,256)          96,110
                                                            ------------      -----------



UNIT TRANSACTIONS:
Participant purchase payments .........................        2,205,368        2,993,075
Participant transfers from other Travelers accounts ...       33,843,799        8,020,835
Administrative charges ................................             (954)            (370)
Contract surrenders ...................................          (79,311)         (11,727)
Participant transfers to other Travelers accounts .....      (33,605,393)      (7,984,301)
Other payments to participants ........................          (38,406)              --
                                                            ------------      -----------

    Net increase in net assets resulting
      from unit transactions ..........................        2,325,103        3,017,512
                                                            ------------      -----------

      Net increase in net assets ......................        1,016,847        3,113,622



NET ASSETS:
    Beginning of year .................................        3,165,262           51,640
                                                            ------------      -----------

    End of year .......................................     $  4,182,109      $ 3,165,262
                                                            ============      ===========

                                          AIM CAPITAL                        MFS EMERGING
 MFS TOTAL RETURN PORTFOLIO          APPRECIATION PORTFOLIO                GROWTH PORTFOLIO             TOTAL RETURN PORTFOLIO
    1997             1996             1997             1996             1997             1996            1997             1996
    ----             ----             ----             ----             ----             ----            ----             ----
$         --     $    832,634     $         --     $     35,100     $    439,667     $    13,776     $  2,819,309     $    394,497
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------


     449,112          121,785          565,729          197,164          141,590           2,585          503,712          114,672
      63,766           17,434           80,459           27,944           20,232             351           71,448           16,252
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------
    (512,878)         693,415         (646,188)        (190,008)         277,845          10,840        2,244,149          263,573
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------




   1,195,009          122,229          796,430          189,761          684,958              --          501,439          107,077
     991,043          113,231          669,177          187,142          633,928              --          396,281           92,109
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------

     203,966            8,998          127,253            2,619           51,030              --          105,158           14,968
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------


   1,072,467              140        1,950,900          (25,475)         (93,591)             --        2,319,470            3,337
   8,794,710        1,072,467        6,861,140        1,950,900        1,705,372         (93,591)       6,850,155        2,319,470
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------

   7,722,243        1,072,327        4,910,240        1,976,375        1,798,963         (93,591)       4,530,685        2,316,133
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------


   7,413,331        1,774,740        4,391,305        1,788,986        2,127,838         (82,751)       6,879,992        2,594,674
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------




  29,292,210       19,949,329       24,085,122       27,035,886       16,234,637       2,458,877       29,547,521       19,255,127
   9,887,470        3,146,849        9,106,236        5,567,585        6,184,899         622,001       11,320,000        3,959,180
      (6,249)          (1,570)         (13,062)          (4,115)          (1,929)             --           (8,180)          (1,696)
  (1,064,999)        (144,598)      (1,468,796)        (343,921)        (167,796)           (647)      (1,002,438)        (111,329)
  (3,008,984)        (517,750)      (2,435,679)        (636,435)      (1,315,407)        (10,312)      (1,698,306)        (307,023)
    (312,103)         (55,560)        (696,990)         (53,445)        (114,744)             --         (409,568)        (109,480)
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------


  34,787,345       22,376,700       28,576,831       31,565,555       20,819,660       3,069,919       37,749,029       22,684,779
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------

  42,200,676       24,151,440       32,968,136       33,354,541       22,947,498       2,987,168       44,629,021       25,279,453




  25,383,921        1,232,481       36,653,697        3,299,156        2,987,168              --       26,279,689        1,000,236
------------     ------------     ------------     ------------     ------------     -----------     ------------     ------------

$ 67,584,597     $ 25,383,921     $ 69,621,833     $ 36,653,697     $ 25,934,666     $ 2,987,168     $ 70,908,710     $ 26,279,689
============     ============     ============     ============     ============     ===========     ============     ============

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)


                                                          SELECT HIGH GROWTH PORTFOLIO       SELECT GROWTH PORTFOLIO
                                                                 1997         1996                  1997         1996
                                                                 ----         ----                  ----         ----
INVESTMENT INCOME:
Dividends .............................................      $        --       $-               $        --       $-
                                                             -----------       --               -----------       --

EXPENSES:
Insurance charges .....................................           15,141        -                    17,499        -
Administrative fees ...................................            2,177        -                     2,398        -
                                                             -----------       --               -----------       --
      Net investment income (loss) ....................          (17,318)       -                   (19,897)       -
                                                             -----------       --               -----------       --

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................           11,871        -                   119,596        -
    Cost of investments sold ..........................           10,454        -                   105,666        -
                                                             -----------       --               -----------       --

      Net realized gain (loss) ........................            1,417        -                    13,930        -
                                                             -----------       --               -----------       --

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........               --        -                        --        -
    Unrealized gain (loss) end of year ................          107,199        -                   127,547        -
                                                             -----------       --               -----------       --

      Net change in unrealized gain (loss) for the year          107,199        -                   127,547        -
                                                             -----------       --               -----------       --

Net increase (decrease) in net assets
      resulting from operations .......................           91,298        -                   121,580        -
                                                             -----------       --               -----------       --



UNIT TRANSACTIONS:
Participant purchase payments .........................        1,961,168        -                 4,140,789        -
Participant transfers from other Travelers accounts ...        1,271,640        -                   937,045        -
Administrative charges ................................              (82)       -                      (227)       -
Contract surrenders ...................................           (3,734)       -                   (10,285)       -
Participant transfers to other Travelers accounts .....               --        -                  (149,701)       -
Other payments to participants ........................               --        -                        --        -
                                                             -----------       --               -----------       --

    Net increase in net assets resulting
      from unit transactions ..........................        3,228,992        -                 4,917,621        -
                                                             -----------       --               -----------       --

      Net increase in net assets ......................        3,320,290        -                 5,039,201        -



NET ASSETS:
    Beginning of year .................................               --        -                        --        -
                                                             -----------       --               -----------       --

    End of year .......................................      $ 3,320,290       $-               $ 5,039,201       $-
                                                             ===========       ==               ===========       ==





                                                           SELECT BALANCED PORTFOLIO
                                                                1997           1996
                                                                ----           ----
INVESTMENT INCOME:
Dividends .............................................      $        --       $--
                                                             -----------       ---

EXPENSES:
Insurance charges .....................................           26,874        --
Administrative fees ...................................            3,580        --
                                                             -----------       ---
      Net investment income (loss) ....................          (30,454)       --
                                                             -----------       ---

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................          288,850        --
    Cost of investments sold ..........................          277,252        --
                                                             -----------       ---

      Net realized gain (loss) ........................           11,598        --
                                                             -----------       ---

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........               --        --
    Unrealized gain (loss) end of year ................          252,648        --
                                                             -----------       ---

      Net change in unrealized gain (loss) for the year          252,648        --
                                                             -----------       ---

Net increase (decrease) in net assets
      resulting from operations .......................          233,792        --
                                                             -----------       ---



UNIT TRANSACTIONS:
Participant purchase payments .........................        5,194,754        --
Participant transfers from other Travelers accounts ...        1,371,868        --
Administrative charges ................................             (156)       --
Contract surrenders ...................................          (20,071)       --
Participant transfers to other Travelers accounts .....         (295,224)       --
Other payments to participants ........................               --        --
                                                             -----------       ---

    Net increase in net assets resulting
      from unit transactions ..........................        6,251,171        --
                                                             -----------       ---

      Net increase in net assets ......................        6,484,963        --



NET ASSETS:
    Beginning of year .................................               --        --
                                                             -----------       ---

    End of year .......................................      $ 6,484,963       $--
                                                             ===========       ===

 SELECT CONSERVATIVE PORTFOLIO         SELECT INCOME PORTFOLIO                        COMBINED
        1997          1996                 1997         1996                    1997                1996
        ----          ----                 ----         ----                    ----                ----
    $         -       $  -              $      -        $  -               $   4,719,028        $  6,107,224
    ------------      -----             ---------       -----              --------------       -------------


          3,516          -                   821           -                   4,591,948           1,333,944
            499          -                   117           -                     668,938             189,960
    ------------      -----             ---------       -----              --------------       -------------
         (4,015)         -                  (938)          -                    (541,858)          4,583,320
    ------------      -----             ---------       -----              --------------       -------------




        136,242          -                43,599           -                 236,812,432          36,697,606
        131,428          -                42,285           -                 233,076,182          36,099,281
    ------------      -----             ---------       -----              --------------       -------------

          4,814          -                 1,314           -                   3,736,250             598,325
    ------------      -----             ---------       -----              --------------       -------------


              -          -                     -           -                  13,880,806            (125,174)
         35,641          -                 6,863           -                  73,480,229          13,880,806
    ------------      -----             ---------       -----              --------------       -------------

         35,641          -                 6,863           -                  59,599,423          14,005,980
    ------------      -----             ---------       -----              --------------       -------------


         36,440          -                 7,239           -                  62,793,815          19,187,625
    ------------      -----             ---------       -----              --------------       -------------




        881,469          -               368,257           -                 305,552,932         226,873,244
        299,232          -                84,462           -                 370,995,750          65,242,361
            (25)         -                    (7)          -                     (76,062)            (18,946)
        (13,817)         -               (11,377)          -                 (10,937,049)         (2,337,255)
       (131,155)         -               (18,312)          -                (331,281,698)        (55,932,256)
              -          -                     -           -                  (3,790,797)         (1,058,035)
    ------------      -----             ---------       -----              --------------       -------------


      1,035,704          -               423,023           -                 330,463,076         232,769,113
    ------------      -----             ---------       -----              --------------       -------------

      1,072,144          -               430,262           -                 393,256,891         251,956,738




              -          -                     -           -                 269,243,184          17,286,446
    ------------      -----             ---------       -----              --------------       -------------

    $ 1,072,144       $  -              $430,262        $  -               $ 662,500,075        $269,243,184
    ============      =====             =========       =====              ==============       =============

7.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD II
    FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                 VAN KAMPEN
                                                                              AMERICAN CAPITAL                 TBC MANAGED
                                          ALLIANCE GROWTH PORTFOLIO         ENTERPRISE PORTFOLIO             INCOME PORTFOLIO
                                            1997             1996           1997            1996           1997             1996
                                            ----             ----           ----            ----           ----             ----
Accumulation units beginning of year     27,644,095       2,026,405      13,004,616       1,093,664      2,901,133        315,445
Accumulation units purchased and
   transferred from other Travelers
   accounts ........................     32,819,155      26,601,698      17,226,005      12,436,976      3,113,712      3,034,567
Accumulation units redeemed and
   transferred to other Travelers
   accounts ........................     (4,045,603)       (984,008)     (1,210,345)       (526,024)      (525,048)      (448,879)
                                        -----------     -----------     -----------     -----------     ----------     ----------
Accumulation units end of year .....     56,417,647      27,644,095      29,020,276      13,004,616      5,489,797      2,901,133
                                        ===========     ===========     ===========     ===========     ==========     ==========



                                           G.T. GLOBAL STRATEGIC            SMITH BARNEY              SMITH BARNEY INTERNATIONAL
                                             INCOME PORTFOLIO            HIGH INCOME PORTFOLIO             EQUITY PORTFOLIO
                                            1997           1996           1997            1996          1997              1996
                                            ----           ----           ----            ----          ----              ----
Accumulation units beginning of year     2,295,810        112,291       8,689,256        574,114      18,864,868         757,069
Accumulation units purchased and
   transferred from other Travelers
   accounts ........................     3,980,326      2,200,023      16,642,827      8,612,189      94,826,692      23,544,001
Accumulation units redeemed and
   transferred to other Travelers
   accounts ........................      (306,519)       (16,504)     (1,478,938)      (497,047)    (77,508,615)     (5,436,202)
                                        ----------     ----------     -----------     ----------     -----------     -----------
Accumulation units end of year .....     5,969,617      2,295,810      23,853,145      8,689,256      36,182,945      18,864,868
                                        ==========     ==========     ===========     ==========     ===========     ===========



                                            SMITH BARNEY INCOME                SMITH BARNEY                PUTNAM DIVERSIFIED
                                            AND GROWTH PORTFOLIO           MONEY MARKET PORTFOLIO            INCOME PORTFOLIO
                                            1997            1996            1997           1996           1997              1996
                                            ----            ----            ----           ----           ----              ----
Accumulation units beginning of year     13,512,027        742,670       25,323,950      3,193,779      11,885,359         950,243
Accumulation units purchased and
   transferred from other Travelers
   accounts ........................     20,180,381     13,297,626      161,814,352     56,287,533      13,499,883      11,872,273
Accumulation units redeemed and
   transferred to other Travelers
   accounts ........................     (1,929,653)      (528,269)    (159,060,419)   (34,157,362)     (1,927,867)       (937,157)
                                        -----------    -----------     ------------    -----------     -----------     -----------
Accumulation units end of year .....     31,762,755     13,512,027       28,077,883     25,323,950      23,457,375      11,885,359
                                        ===========    ===========     ============    ===========     ===========     ===========



                                                 SMITH BARNEY                    MFS                             AIM CAPITAL
                                           PACIFIC BASIN PORTFOLIO       TOTAL RETURN PORTFOLIO           APPRECIATION PORTFOLIO
                                             1997           1996           1997            1996            1997            1996
                                             ----           ----           ----            ----            ----            ----
Accumulation units beginning of year      3,221,715         56,822      18,460,646       1,014,097      33,706,796       3,444,998
Accumulation units purchased and
   transferred from other Travelers
   accounts ........................     39,296,051     11,406,814      25,519,291      17,996,071      28,053,552      31,258,008
Accumulation units redeemed and
   transferred to other Travelers
   accounts ........................    (36,531,238)    (8,241,921)     (2,913,145)       (549,522)     (3,973,179)       (996,210)
                                        -----------    -----------     -----------     -----------     -----------     -----------
Accumulation units end of year .....      5,986,528      3,221,715      41,066,792      18,460,646      57,787,169      33,706,796
                                        ===========    ===========     ===========     ===========     ===========     ===========

7.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD II
    FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)


                                                        MFS EMERGING                   TOTAL RETURN                SELECT HIGH
                                                      GROWTH PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO
                                                    1997           1996            1997            1996           1997       1996
                                                    ----           ----            ----            ----           ----       ----
Accumulation units beginning of year .......      2,971,654             --      16,964,938         800,334             --     --
Accumulation units purchased and
   transferred from other Travelers accounts     20,021,481      2,982,336      24,576,075      16,540,000      3,051,712     --
Accumulation units redeemed and
   transferred to other Travelers accounts .     (1,442,209)       (10,682)     (1,879,778)       (375,396)        (3,437)    --
                                                -----------     ----------     -----------     -----------     ----------     -
Accumulation units end of year .............     21,550,926      2,971,654      39,661,235      16,964,938      3,048,275     --
                                                ===========     ==========     ===========     ===========     ==========     ==



                                                         SELECT GROWTH           SELECT BALANCED          SELECT CONSERVATIVE
                                                           PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                                       1997        1996          1997        1996          1997         1996
                                                       ----        ----          ----        ----          ----         ----
Accumulation units beginning of year .......                --       -                --       -                --       --
Accumulation units purchased and
   transferred from other Travelers accounts         4,733,409       -         6,244,028       -         1,108,928       --
Accumulation units redeemed and
   transferred to other Travelers accounts .          (146,269)      -          (307,127)      -          (140,752)      --
                                                    ----------       -        ----------       -        ----------       -
Accumulation units end of year .............         4,587,140       -         5,936,901       -           968,176       --
                                                    ==========       =        ==========       =        ==========       =



                                                         SELECT INCOME
                                                           PORTFOLIO                        COMBINED
                                                         1997      1996             1997                1996
                                                         ----      ----             ----                ----
Accumulation units beginning of year .......                --       -           199,446,863         15,081,931
Accumulation units purchased and
   transferred from other Travelers accounts           416,501       -           517,124,361        238,070,115
Accumulation units redeemed and
   transferred to other Travelers accounts .           (27,400)      -          (295,357,541)       (53,705,183)
                                                      --------                  ------------       ------------
Accumulation units end of year .............           389,101       -           421,213,683        199,446,863
                                                      ========       =          ============       ============

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of The Travelers Fund BD II for
    Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD II for Variable Annuities as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD II for Variable Annuities as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut












This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD II for Variable Annuities or Fund BD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.


FNDBDII (Annual) (12-97) Printed in U.S.A.